ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2022
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

1. ORGANIZATION AND BASIS OF PRESENTATION

Adagene Inc. (the “Company”) is a limited liability company incorporated in the Cayman Islands on February 25, 2011. The Company, together with its subsidiaries (collectively, the “Group”), are principally engaged in research, development and production of monoclonal antibody drugs for cancers.

On February 8, 2021, the Company’s registration statement relating to its initial public offering (“IPO”) of its American Depositary Shares (“ADSs”) was declared effective by the Securities and Exchange Commission (“SEC”) and the shares of its ADSs began trading on the NASDAQ Global Market on February 9, 2021. The public offering price of the ADSs sold in the IPO was $19.00 per ADS. The IPO closed on February 11, 2021, pursuant to which the Company issued 8,457,100 ADSs, including the exercise in full of the underwriters’ option to purchase 1,103,100 additional ADSs from the Company. The Company received net proceeds of approximately $145.9 million, after underwriting discounts, commissions and estimated offering expenses. Each ADS represents one and one quarter (1.25) ordinary shares of the Company. Upon the completion of the IPO, all outstanding shares of the convertible redeemable preferred shares were converted into ordinary shares.

As of December 31, 2022, the Company’s principal subsidiaries are as follows:

			Percentage of legal
	Date of	Place of	ownership
Entity	incorporation	incorporation	by the Company	Principal activities
Adagene (Hong Kong) Limited	December 12, 2011	Hong Kong	100%	Investment holding
Adagene Incorporated	September 20, 2017	The United States of America	100%	Research and development of innovative medicines
Adagene (Suzhou) Limited	February 28, 2012	The People’s Republic of China (“PRC” or “China”)	100%	Research and development of innovative medicines
Adagene Australia PTY Ltd.	May 30, 2018	Australia	100%	Research and development of innovative medicines
Adagene PTE. Ltd.	March 27, 2020	Singapore	100%	Research and development of innovative medicines
Adagene AG	August 31, 2020	Switzerland	100%	Research and development of innovative medicines
Adagene Project C1 PTE. Ltd.	March 25, 2022	Singapore	100%	Research and development of innovative medicines